COMMITMENTS AND CONTINGENT LIABILITIES (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Loss Contingencies [Line Items]
Loss reimbursement on sold loans	$ 2,200,000	$ 1,200,000	$ 500,000	$ 200,000	$ 60,000
Reserve for loss reimbursements on sold mortgage loans	1,400,000	1,400,000
Vehicle service contract counterparty receivable [Roll Forward]
Balance at beginning of year, net of reserve	18,449,000	29,298,000	37,270,000
Transfers in from payment plan receivables	792,000	1,469,000	8,874,000
Reserves established and charge-offs recorded to expense	(4,837,000)	(1,629,000)	(11,048,000)
Transferred to (from) contingency reserves	63,000	(108,000)	(1,015,000)
Cash received	(6,751,000)	(7,413,000)	(1,613,000)
Collateral received (other real estate and repossessed assets) in partial satisfaction of debt	0	(3,168,000)	(3,170,000)
Balance at end of year, net of reserve	7,716,000	18,449,000	29,298,000	37,270,000
Reserve at end of year	1,300,000	2,000,000	32,450,000
Vehicle service contract counterparty reserve [Roll Forward]
Balance at beginning of year	2,012,000	32,570,000	25,735,000
Additions charged to expense	4,837,000	1,629,000	11,048,000
Charge-offs	(5,474,000)	(32,187,000)	(4,213,000)
Balance at end of year	1,375,000	2,012,000	32,570,000	25,735,000
Reserves recorded in VSC counterparty receivables, net	1,300,000	2,000,000	32,450,000
Reserves recorded in other liabilities	75,000	12,000	120,000
Total at end of year	1,375,000	2,012,000	32,570,000
Fannie Mae [Member]
Loss Contingencies [Line Items]
Loss reimbursement on sold loans	1,500,000
Pending Litigation [Member]
Loss Contingencies [Line Items]
Maximum range of reasonably possible loss	500,000
Accounts Receivables Due to Mepco [Member]
Loss Contingencies [Line Items]
Installment payments period for service contract, minimum	12 months
Installment payments period for service contract, maximum	24 months
Aggregate amount of counterparty obligations	7,700,000	18,400,000
VSC counterparty contingency expense	4,800,000	1,600,000	11,000,000
Commitments to Extend Credit [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Financial instruments risk represented by contract amounts	180,829,000	144,890,000
Standby Letters of Credit [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Financial instruments risk represented by contract amounts	$ 4,262,000	$ 4,568,000
Standby Letters of Credit [Member] | Minimum [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Variable interest rate (in hundredths)	2.50%
Standby Letters of Credit [Member] | Maximum [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Variable interest rate (in hundredths)	6.25%